Income Tax (Credit) Expense - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Income Tax [Line Items]
Profit (loss) from operating activities	$ 976
Tax recoverable	205
Income tax credits and adjustments recognised in profit or loss	0	$ 0
Tax expense (income)	1	1	$ (85)
Accounting profit	$ (240,810)	$ (94,796)	$ (74,905)
Apollomics Australia Pty Ltd [Member]
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate	25.00%	26.00%	30.00%
UNITED STATES | Federal Income Tax Rate [Member]
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate	21.00%
UNITED STATES | State And Local Income Tax Rate [Member]
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate	8.84%
CHINA
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Tax expense (income)			$ 0
Accounting profit			0
Tax effect of tax losses			$ 0
HONG KONG
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate	16.50%
Tax expense (income)	$ 0
Accounting profit	0
Tax effect of tax losses	$ 0
AUSTRALIA
Disclosure Of Detailed Information About Income Tax [Line Items]
Tax expense (income)		$ 0
Accounting profit		0
Tax effect of tax losses		$ 0